Sales - Trade receivables - Aging (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables, depreciated according to their age	€ 1,191	€ 1,204	€ 1,145
Later than one month and not later than six months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables, depreciated according to their age	672	714	596
Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables, depreciated according to their age	142	164	213
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables, depreciated according to their age	€ 377	€ 326	€ 335